9. OTHER CURRENT AND NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
Other current and non-current assets [Abstract]
OTHER CURRENT AND NON-CURRENT ASSETS
9.	OTHER CURRENT AND NON-CURRENT ASSETS

Other current and non-current assets are as follows:

				Consolidated
	Current		Non-current
	12/31/2020	12/31/2019	12/31/2020	12/31/2019
Judicial deposits (note 20)			325,117	328,371
Credits with the PGFN (1)				46,774
Prepaid expenses	136,527	107,428	115,636	126,213
Prepaid expenses with sea freight (2)	74,500	96,305
Actuarial asset (note 30)			13,819	13,714
Derivative financial instruments (note 14 I)		1,364		4,203
Securities held for trading (note 14 I)	5,065	4,034
Loans with related parties (nota 14 I and 22.b)			966,050	846,300
Other receivables from related parties (note 22 b)	6,242	1,830	664,020	428,672
Other receivables (note 14 I)			2,445	7,059
Eletrobrás compulsory loan (note 14 I) (3)			852,532	845,284
Dividends receivables (note 22 b)	38,088	44,554
Employee debts	28,054	33,045
Receivables by indemnity (4)			517,183
Others	79,338	102,021	146,245	146,525
	367,814	390,581	3,603,047	2,793,115

1.	In September 2020, the Company reclassified the amount to judicial deposits.

2.	Refers a payment of freight expenses and maritime insurance over revenues didn’t recognized.

3.	This is a certain and due amount, arising from the res judicata favorable decision to the Company, which is irreversible and irrevocable, in order to apply the STJ's consolidated position on the subject, which culminated in the conviction of Eletrobrás to the payment of the correct interest and monetary adjustment of the Compulsory Loan. The res judicata decision, as well as the certainty about the amounts involved in the liquidation of the sentence (judicial procedure to request the satisfaction of the right), allowed the conclusion that the entry of this value is certain. In addition to this amount already recorded, the Company continues to seek alternatives for the recovery of additional credits and the estimate can reach an amount greater than R$350 million.

4.	This is a net, certain and enforceable amount, resulting from the final and unappealable decision of the Court in favor of the Company, due to losses and damages resulting from the sinking of the voltage in the supply of energy in the periods from January / 1991 to June / 2002. The receivable for indemnification in the amount of R$147,612 was recognized in the income statement for the year in other operating income and expenses and in the financial result, the amount of R$369,571. See notes 27 and 28, respectively.